Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($)		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021
Class A Ordinary Shares
Weighted-average Class A Common Stock outstanding	0		28,639,726
Diluted			$ (0.62)
Rigetti Computing, Inc
Net loss		$ (38,241,499)		$ (26,127,496)
Weighted-average Class A Common Stock outstanding		21,941,997	20,719,085	20,687,611
Rigetti Computing, Inc | Class A Ordinary Shares
Weighted-average Class A Common Stock outstanding		21,941,997		20,719,085
Basic		$ (1.74)		$ (1.26)
Diluted		$ (1.74)		$ (1.26)